Inventories - Disclosure of Detailed Information About Inventory (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory [Abstract]
Materials and spare parts	$ 7,743	$ 16,074	$ 15,465
Crude oil stock (Note 6.2)	6,127	3,032	2,722
Total	$ 13,870	$ 19,106	$ 18,187